August 14, 2017	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	RMB Investors Trust (“Registrant”) File Nos. 002-17226 and 811-00994

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on July 31, 2017 (Accession No. 0001144204-17-039272).

Very truly yours,

Mark A. Quade

MAQ/bjp

Enclosures